FINANCIAL ASSETS AT AMORTISED COST - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance account for credit losses of financial assets	£ 4,796	£ 4,000
Loans and advances to banks	8,363	4,478
Loans and advances to customers	435,627	430,829
1 year or over original maturity
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Loans and advances to banks	1,320	2,186
Loans and advances to customers	389,517	384,766
Debt securities	6,794	3,042
Residual value and voluntary terminations
FINANCIAL ASSETS AT AMORTISED COST (Details) -Narrative [Line Items]
Allowance account for credit losses of financial assets	£ 92	£ 95